Related Parties Balances and Transactions (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 28, 2021	Jul. 20, 2021
Related Parties Balances and Transactions (Details) [Line Items]
Equity holder percentage		30.00%
Annual interest rate		4.785%
Maturity date		90 days
Due to employees				¥ 14,525,000	¥ 31,000
Disposal loss				¥ 38	13,128
Payables due		¥ 903,000	¥ 308,000		¥ 24,150
Dr. Daqing Mao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount	¥ 8,500,000
Angela Bai [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Maturity date, description	One loan had an interest rate of 8.0% per annum with a maturity date of March 18, 2023, and the other had an interest rate of 8.0% per annum with a maturity date of September 20, 2023.
USD [Member] | Dr. Daqing Mao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount	¥ 3,500,000